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                     CLASS A, CLASS B AND CLASS C SHARES OF

                                AIM BALANCED FUND

                        Supplement dated October 1, 2001
                       to the Prospectus dated May 1, 2001



Effective October 1, 2001, the following replaces in its entirety the second paragraph located under the heading "INVESTMENT OBJECTIVE AND STRATEGIES" on page 1 of the Prospectus:

              "The fund normally invests a minimum of 30% and a maximum of 70% of its total assets in equity securities and a minimum of 30% and a maximum of 70% of its total assets in non-convertible debt securities. The fund may also invest up to 25% of its total assets in convertible securities. The fund may also invest up to 25% of its total assets in foreign securities. Any percentage limitations with respect to assets of the fund are applied at the time of purchase."

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                                 AIM FUNDS GROUP

                                AIM BALANCED FUND
                             AIM BASIC BALANCED FUND
                         AIM EUROPEAN SMALL COMPANY FUND
                            AIM GLOBAL UTILITIES FUND
                     AIM INTERNATIONAL EMERGING GROWTH FUND
                             AIM NEW TECHNOLOGY FUND
                             AIM SELECT EQUITY FUND
                            AIM SMALL CAP EQUITY FUND
                                 AIM VALUE FUND
                                AIM VALUE II FUND
                           AIM WORLDWIDE SPECTRUM FUND

                        Supplement dated October 1, 2001
      to the Statement of Additional Information dated September 28, 2001 as supplemented September 18, 2001


Effective October 1, 2001, AIM Balanced Fund will no longer invest in lower quality debt securities, i.e., "junk bonds," or debt securities deemed by the portfolio managers to be of comparable quality.

For the period September 1, 2001 through November 30, 2001, A. G. Edwards will receive, for certain investments to a Monthly Accumulation Plan ("MAP"), in addition to the dealer reallowance, an additional 50 basis points on Class A Share and Class B Share purchases and an additional 25 basis points on Class C Share purchases of the Funds. The additional payments apply only to investments made by wire orders. For MAP investments of $10,000 or more, the MAP amount must be the lesser of 1% of the MAP or $1,000. For MAP investments less than $10,000, the MAP amount must be at least $100.